Related parties	6 Months Ended
Jun. 30, 2026
Disclosure of transactions between related parties [abstract]
Disclosure of related party [text block]
15 RELATED PARTIES
The Company's commercial and financial transactions with the controlling shareholder and Companies owned by the controlling shareholder Suzano Holding S.A. ("Suzano Group") were carried out in accordance with the corporate governance practices adopted by the Company, as well as those recommended and/or required by the applicable legislation.
The transactions refers mainly to:
Assets: (i) accounts receivable from the sale of pulp, paper, tissue and other products; (ii) dividends receivable; (iii) reimbursement for expenses; and (iv) social services;
Liabilities: (i) loan agreements;(ii) reimbursement for expenses; (iii) social services; (iv) real estate consulting; and (v) dividends payable.
Amounts in the statements of income: (i) sale of pulp, paper, tissue and other products; (ii) loan charges and exchange variation; (iii) social services and (viii) real estate consulting.
For the six-month period ended June 30, 2026, there were no material changes in the terms of the agreements, deals and transactions entered into, nor were there any new contracts, agreements or transactions of any different nature entered into between the Company and its related parties, as disclosed in the financial statements for the year ended December 31, 2025.
15.1 Balances recognized in assets and liabilities and amounts of transactions during the year

	Assets		Liabilities		Sales (purchases), net
	06/30/2026	12/31/2025	06/30/2026	12/31/2025	06/30/2026	06/30/2025
Transactions with majority shareholders
Suzano Holding S.A.	41		(1,674)	(412,146)	48	(543)
Controller			(893)	(219,817)
Related persons			(146)	(36,053)
Alden Fundo de Investimento em Ações			(124)	(30,444)
	41		(2,837)	(698,460)	48	(543)

Transactions with companies of the Suzano Group and other related parties
Management	908	914			907	256
Bexma Participações Ltda.	14	6			10	4
Naman Capital Ltda.	35				28	4
Civelec Participações Ltda.	1,930	2,895
Fundação Arymax	16	5			12	3
Ibema Companhia Brasileira de Papel (1)	59,219	68,209	(50)	(658)	70,926	102,103
Instituto Ecofuturo - Futuro para o Desenvolvimento Sustentável	2	2			(2,470)	(3,736)
IPLF Holding S.A.	1				1	3
Mabex Representações e Participações Ltda.			(726)	(16)	(2,216)	(1,007)
Nemonorte Imóveis e Participações Ltda.	1		(15)	(7)	(221)	(75)
Woodspin Oy					(321)	580
	62,126	72,031	(791)	(681)	66,656	98,135
	62,167	72,031	(3,628)	(699,141)	66,704	97,592

Assets
Trade accounts receivable (Note 11)	59,219	68,209
Other assets	2,948	3,822
Liabilities
Trade accounts payable (Note 21)			(791)	(681)
Dividends payable			(2,837)	(698,460)
	62,167	72,031	(3,628)	(699,141)

(1)Refers mainly to the sale of pulp.
15.2 Management compensation
Expenses related to the compensation of key management personnel, which include the Board of Directors, Fiscal Council and Board of Statutory Executive Officers, recognized in the statement of income for the period, are set out below:

	06/30/2026	06/30/2025
Short-term benefits
Salary or compensation	15,576	21,464
Direct and indirect benefits	745	524
Bonus	7,505	15,751
	23,826	37,739
Long-term benefits
Share-based compensation plan	14,791	35,845
	14,791	35,845
Payroll charges
Payroll charges	9,622	32,688
	9,622	32,688

	48,239	106,272
Short-term benefits include fixed compensation (salaries and fees, vacation pay, mandatory bonus and “13th month’s salary” bonus), payroll charges (Company’s share of contributions to social security – “INSS”) and variable compensation such as profit sharing, bonuses and benefits (health plan, meal voucher, market voucher, life insurance and private pension plan).
Long-term benefits include Phantom Share plans (PS), Performance Shares, and Share Appreciation Rights (SARs) granted to executives and key members of Management, in accordance with the respective plan regulations, as disclosed in Note 26.